Revenue from Contracts with Customers: (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contracts with Customers:
Schedule of intangible asset, plus the cost of capitalizable financing

	Year ended
	December 31,
	2017		2018		2019

Income associated with intangible compulsory works (i)	Ps	35,154	Ps	15,672	Ps	151,805
Income associated with intangible complementary works (ii)		152,140		296,703		24,193

	Ps	187,294	Ps	312,375	Ps	175,998

Schedule of under unregulated services with income arising from contracts with clients

	Year ended of December 31,
	2017			2018			2019
Regulated services:
Airport services for revenue from contracts with clients (*):
Passengers fees	Ps.	4,908,716		Ps.	6,547,645		Ps.	7,005,018
Landing fees		593,557			1,047,687			1,148,747
Platform		329,835			413,129			405,814
Security services		72,312			91,996			102,216
Baggage inspection fees		223,847			268,940			296,143
Passengers walkway		300,847			509,440			575,464
Passengers documentation counters		15,650			18,152			16,821
Other airport services		299,067			325,546			340,007

	Ps.	6,743,831	(***)	Ps.	9,222,535	(***)	Ps.	9,890,230	(***)

Non regulated services:
Non regulated services for revenue from contracts with customers:
Retail stores	Ps.	—		Ps.	621,850		Ps.	895,591
Access fees on non-permanent ground transportation		47,756			57,885			63,159
Car parking and related Access fees		183,977			298,536			319,200
Other services		124,241			151,952			151,596
		355,974			1,130,223			1,429,546
Commercial services		3,645,797			4,121,709			4,265,669

Total non-regulated services (**)		4,001,771			5,251,932			5,695,215

Construction services		1,844,216			935,774			1,236,194

Total	Ps.	12,589,818		Ps.	15,410,241		Ps.	16,821,639

Schedule of under non-regulated services with revenue arising from contracts with clients

	Year ended of December 31,
	2017		2018		2019
Commercial revenues:
Retail stores	Ps.	1,194,772		—		—
Access fees on non-permanent ground transportation		47,756				—
Car parking and related Access fees		183,977				—
Duty free shops		881,705	Ps.	1,861,116	Ps.	1,785,508
Food and beverage		609,304		738,371		820,001
Advertising revenues		139,545		161,214		187,192
Car rental companies		379,162		611,864		673,969
Banking and currency exchange services		97,311		119,855		115,927
Teleservices		12,973		14,139		16,038
Ground transportations		5,729		76,106		98,033
Other services		325,296		539,044		569,001

Total commercial revenues	Ps.	3,877,530	Ps.	4,121,709	Ps.	4,265,669

Schedule of commercial contracts of minimum rent

For the years ended December 31:

	Year ended December 31,
	2017		2018		2019
2018	Ps.	3,986,487		—		—
2019		2,584,950	Ps.	3,535,065		—
2020		2,358,698		3,257,229	Ps.	3,427,985
2021		2,054,600		2,880,142		3,091,690
2022		4,159,744		2,861,442		2,995,000
2023 to 2029		6,940,544		16,382,714		16,874,195

Total	Ps.	22,085,023	Ps.	28,916,592	Ps.	26,388,870